Newly Adopted Accounting Pronouncements (Notes)	9 Months Ended
Sep. 30, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Newly Adopted Accounting Pronouncements

2.	Newly Adopted Accounting Pronouncements
On March 30, 2016, the Financial Accounting Standards Board ("FASB") issued ASU 2016-09, Compensation–Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which amends Accounting Standards Codification ("ASC") Topic 718, Compensation – Stock Compensation. ASU 2016-09 simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the Condensed Consolidated Statements of Cash Flows. Under the new standard, all excess tax benefits and tax deficiencies are recorded as a component of the provision for income taxes in the reporting period in which they occur. Additionally, ASU 2016-09 requires that the company present excess tax benefits along with other income tax cash flows on the Condensed Consolidated Statements of Cash Flows as an operating activity rather than, as previously required, a financing activity. ASU 2016-09 is effective for fiscal years beginning after December 15, 2016.
We have adopted ASU 2016-09 effective January 1, 2017 on a prospective basis where permitted by the new standard. As a result of this adoption:

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For the three and nine months ended September 30, 2017, we recognized discrete tax benefits of $5 and $1,149, respectively, in the Income Tax Expense line item of our Condensed Consolidated Statements of Operations related to excess tax benefits upon vesting or settlement in that period.

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We elected to adopt the cash flow presentation of the excess tax benefits prospectively where the tax benefits are classified along with other income tax cash flows as operating cash flows in 2017. Our prior year's excess tax benefits are recognized as financing cash flows. However, other income tax cash flows are classified as operating cash flows.

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We have elected to account for forfeitures as they occur, rather than electing to estimate the number of share-based awards expected to vest to determine the amount of compensation cost to be recognized in each period. The difference of such change is immaterial.

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We excluded the excess tax benefits from the assumed proceeds available to repurchase shares in the computation of our diluted earnings per share for the three and nine months ended September 30, 2017.